Intangible Assets (Details) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 09, 2020	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Intangible Assets (Details) [Line Items]
Amortization expense					$ 32,454	$ 32,454	$ 129,817	$ 68,770
IP license	$ 50,000	$ 57,000	$ 50,000	$ 50,000
Minimum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period			3 years
Maximum [Member]
Intangible Assets (Details) [Line Items]
Amortized over period			10 years